Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Debt instrument, unamortized discount	$ 49,195